Equity Investments (Tables)	12 Months Ended
Dec. 31, 2023
Equity Investments
Schedule of Equity Investments

€ millions	2023			2022
	Current	Non-Current	Total	Current	Non-Current	Total
Equity securities	0	4,967	4,967	0	5,138	5,138
Investments in associates	0	135	135	0	151	151
Equity investments	0	5,102	5,102	0	5,289	5,289
Other financial assets	3,344	5,543	8,887	853	5,626	6,479
Equity investments as % of Other financial assets	0	92	57	0	94	82

Schedule of the carrying amount and share of profit of associates

€ millions	2023	2022
Carrying amount of interest in associates	135	151
Share of profit and losses from continuing operations	-16	-4

Schedule of financial commitments in venture capital funds

€ millions	2023	2022
Committed investments in venture capital funds	269	303

Schedule of financial commitments maturities in venture capital funds

€ millions	12/31/2023
Investments in Venture
Capital Funds
Due 2024	269
Total	269